Accounts receivable, net - Allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Beginning balance	¥ (23,785)	¥ (71)
Additions	(14,235)	(29,383)	¥ (1,709)
Write offs	5,650	5,669	1,638
Ending balance	(33,465)	(23,785)	¥ (71)
Cumulative effect period adjustment balance
Beginning balance	¥ (1,095)
Ending balance		¥ (1,095)